Deposits (Tables)	12 Months Ended
Mar. 31, 2019
Deposit Liabilities Table Disclosures

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2018 and March 31, 2019 were as follows:

	As of March 31,
	2018		2019		2019
	(In millions)
Interest-bearing:
Savings deposits	Rs.	2,237,968.7	Rs.	2,487,001.6	US$	35,960.1
Time deposits		4,455,680.6		5,317,715.9		76,890.1

Total interest-bearing deposits		6,693,649.3		7,804,717.5		112,850.2
Non-interest-bearing deposits		1,190,102.2		1,420,309.4		20,536.6

Total	Rs.	7,883,751.5	Rs.	9,225,026.9	US$	133,386.8

Time Deposits By Maturity

As of March 31, 2019, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2019
	(In millions)
Due to mature in the fiscal year ending March 31:
2020	Rs.	4,570,771.1	US$	66,089.8
2021		469,740.1		6,792.1
2022		162,234.4		2,345.8
2023		35,359.5		511.3
2024		58,237.5		842.1
Thereafter		21,373.3		309.0

Total	Rs.	5,317,715.9	US$	76,890.1